COMMITMENTS AND CONTINGENCIES (Details)	Sep. 30, 2017 USD ($)
Commitments And Contingencies Details
2017	$ 25,000
2018	100,000
2019	100,000
2020	100,000
2021	100,000
thereafter	525,000
Total minimum lease payments	$ 950,000